Equity - Translation Reserve (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Opening balance	kr 9,307	kr (26,979)	kr (6,090)
Change of the year	(14,538)	36,286	(20,889)
Closing balance	kr (5,231)	kr 9,307	kr (26,979)